LOANS HELD FOR INVESTMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of components of loans held for investment
	March 31, 2016		December 31, 2015
	Amount	Percent	Amount	Percent

Loans held for investment, net:
Commercial real estate	$149,189,698	75.5%	$146,643,998	75.3%
One- to four-family residential real estate	29,930,302	15.1	31,412,437	16.1
Commercial and industrial	10,798,417	5.5	10,235,492	5.3
Consumer and other	7,703,009	3.9	6,428,765	3.3
Total gross loans	197,621,426	100.0%	194,720,692	100.0%
Unamortized loan fees	(664,737)		(689,102)
Loans held for investment	196,956,689		194,031,590
Allowance for loan losses	(2,052,365)		(1,894,196)
Loans held for investment, net	$194,904,324		$192,137,394

	December 31, 2015		December 31, 2014
	Amount	Percent	Amount	Percent

Loans held for investment, net:
Commercial real estate	$146,643,998	75.3%	$129,948,473	73.7%
One- to four-family residential real estate	31,412,437	16.1	32,959,380	18.7
Commercial and industrial	10,235,492	5.3	8,594,344	4.9
Consumer and other	6,428,765	3.3	4,816,230	2.7
Total gross loans	194,720,692	100.0%	176,318,427	100.0%
Unamortized loan fees	(689,102)		(621,345)
Loans held for investment	194,031,590		175,697,082
Allowance for loan losses	(1,894,196)		(1,707,282)
Loans held for investment, net	$192,137,394		$173,989,800

Schedule of the allowance for loan losses and recorded investment in loans
As of March 31, 2016
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,241,068	567,465	197,713	46,119	2,052,365

Total	1,241,068	567,465	197,713	46,119	2,052,365

Gross loans
Ending balance: individually evaluated for impairment	$3,122,828	$1,289,486	$630,195	$23,247	$5,065,756
Ending balance: collectively evaluated for impairment	146,066,870	28,640,816	10,168,222	7,679,762	192,555,670
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-

Total	$149,189,698	$29,930,302	$10,798,417	$7,703,009	$197,621,426

	As of December 31, 2015
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,136,458	656,089	63,527	38,122	1,894,196
Total	$1,136,458	$656,089	$63,527	$38,122	$1,894,196

Gross loans
Ending balance: individually evaluated for impairment	$2,221,619	$1,830,826	$354,208	$-	$4,406,653
Ending balance: collectively evaluated for impairment	144,422,379	29,581,611	9,881,284	6,428,765	190,314,039
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-
Total	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2015
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,136,458	656,089	63,527	38,122	1,894,196

Total	$1,136,458	$656,089	$63,527	$38,122	$1,894,196

Gross loans
Ending balance: individually evaluated for impairment	$2,221,619	$1,830,826	$354,208	$-	$4,406,653
Ending balance: collectively evaluated for impairment	$144,422,379	$29,581,611	$9,881,284	$6,428,765	190,314,039
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-
Total	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2014
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,125,491	387,801	177,820	16,170	1,707,282

Total	$1,125,491	$387,801	$177,820	$16,170	$1,707,282

Gross loans
Ending balance: individually evaluated for impairment	$2,512,377	$491,780	$16,796	$-	$3,020,953
Ending balance: collectively evaluated for impairment	127,436,096	32,467,600	8,577,548	4,816,230	173,297,474
Total	$129,948,473	$32,959,380	$8,594,344	$4,816,230	$176,318,427

Schedule of activities for allowance for loan losses
	Three Months Ended March 31,
	2016	2015

Beginning balance	$1,894,196	$1,707,282

Provision for loan losses	52,000	100,000

Charge-offs:
Commercial real estate	-	-
One- to four-family residential real estate	(10,756)	-
Commercial and industrial	-	-
Consumer and other	-	(160)
Total charge-offs	(10,756)	(160)

Recoveries:
Commercial real estate	116,125	183,546
One- to four-family residential real estate	800	-
Commercial and industrial	-	-
Consumer and other	-	-
Total recoveries	116,925	183,546
Net recoveries	106,169	183,386

Ending balance	$2,052,365	$1,990,668

		Twelve-month	Six-month
	Year ended	period ended	period ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)

Beginning balance	$1,707,282	$1,733,097	$1,644,550	$1,824,388	$2,436,785

Provision for (credit to) loan losses	694,000	50,000	50,000	-	(121,000)

Charge-offs:
Commercial real estate	-	-	-	(76,000)	(382,592)
One- to four-family residential real estate	(339,352)	(100,962)	(14,252)	(86,710)	(111,237)
Commercial and industrial	(354,000)	-	-	-	-
Consumer and other	(160)	(32,562)	(872)	(47,981)	(187,397)
Total charge-offs	(693,512)	(133,524)	(15,124)	(210,691)	(681,226)

Recoveries:
Commercial real estate	183,546	29,700	-	29,700	66,265
One- to four-family residential real estate	2,800	26,153	26,153	-	45,820
Commercial and industrial	-	-	-	-	-
Consumer and other	80	1,856	1,703	1,153	77,744
Total recoveries	186,426	57,709	27,856	30,853	189,829
Net (charge-offs) recoveries	(507,086)	(75,815)	12,732	(179,838)	(491,397)

Ending balance	$1,894,196	$1,707,282	$1,707,282	$1,644,550	$1,824,388

Schedule of aging analysis of recorded investment of past due loans
	Past Due					Total
			90 Days			Financing
	30 - 59 Days	60 - 89 Days	or More	Total	Current	Receivables

March 31, 2016
Commercial real estate	$-	$-	$-	$-	$149,189,698	$149,189,698
One- to four-family residential real estate	434,237	-	634,087	1,068,324	28,861,978	29,930,302
Commercial and industrial	304,144	-	-	304,144	10,494,273	10,798,417
Consumer and other	-	-	-	-	7,703,009	7,703,009

Totals	$738,381	$-	$634,087	$1,372,468	$196,248,958	$197,621,426

	Past Due					Total
			90 Days			Financing
	30 - 59 Days	60 - 89 Days	or More	Total	Current	Receivables

December 31, 2015
Commercial real estate	$-	$-	$-	$-	$146,643,998	$146,643,998
One- to four-family residential real estate	314,541	173,467	788,159	1,276,167	30,136,270	31,412,437
Commercial and industrial	-	-	-	-	10,235,492	10,235,492
Consumer and other	-	-	-	-	6,428,765	6,428,765

Totals	$314,541	$173,467	$788,159	$1,276,167	$193,444,525	$194,720,692

	Past Due					Total
	30 - 59	60 - 89	90 Days			Financing
	Days	Days	or More	Total	Current	Receivables

December 31, 2015
Commercial real estate	$-	$-	$-	$-	$146,643,998	$146,643,998
One- to four-family residential real estate	314,541	173,467	788,159	1,276,167	30,136,270	31,412,437
Commercial and industrial	-	-	-	-	10,235,492	10,235,492
Consumer and other	-	-	-	-	6,428,765	6,428,765

Totals	$314,541	$173,467	$788,159	$1,276,167	$193,444,525	$194,720,692

	Past Due
	30 - 59 Days	60 - 89 Days	90 Days or More	Total	Current	Financing Receivables
December 31, 2014
Commercial real estate	$-	$894,137	$-	$894,137	$129,054,336	$129,948,473
One- to four-family residential real estate	945,427	149,832	113,239	1,208,497	31,750,882	32,959,380
Commercial and industrial	-	-	-	-	8,594,344	8,594,344
Consumer and other	-	-	-	-	4,816,230	4,816,230

Totals	$945,427	$1,043,969	$113,239	$2,102,634	$174,215,792	$176,318,427

Schedule of nonaccrual loans and other real estate
	March 31,	December 31,
	2016	2015

Nonaccrual loans
Commercial real estate	$-	$-
One- to four-family residential real estate	1,048,451	1,489,851
Commercial and industrial	304,144	354,208
Consumer and other	-	-
Total nonaccrual loans	1,352,595	1,844,059
Other real estate (ORE)	501,558	306,000

Total nonperforming assets	$1,854,153	$2,150,059

Nonperforming assets to gross loans held for investment and ORE	0.94%	1.10%
Nonperforming assets to total assets	0.67%	0.79%

	December 31,	December 31,
	2015	2014

Nonaccrual loans
Commercial real estate	$-	$616,605
One- to four-family residential real estate	1,489,851	181,284
Commercial and industrial	354,208	16,795
Consumer and other	-	-
Total nonaccrual loans	1,844,059	814,684
Other real estate (ORE)	306,000	820,000

Total nonperforming assets	$2,150,059	$1,634,684

Nonperforming assets to gross loans held for investment and ORE	1.10%	0.92%
Nonperforming assets to total assets	0.79%	0.66%

Schedule of credit exposure by internally assigned grades
	As of March 31, 2016
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$144,577,449	$28,427,054	$10,078,247	$7,679,762	$190,762,512
Special mention	1,489,421	213,762	89,975	-	1,793,158
Substandard	3,122,828	1,289,486	326,051	23,247	4,761,612
Doubtful	-	-	304,144	-	304,144
Loss	-	-	-	-	-

Totals	$149,189,698	$29,930,302	$10,798,417	$7,703,009	$197,621,426

	As of December 31, 2015
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$142,560,320	$29,434,236	$9,785,619	$6,428,765	$188,208,940
Special mention	1,862,059	147,375	95,665	-	2,105,099
Substandard	2,221,619	1,830,826	-	-	4,052,445
Doubtful	-	-	354,208	-	354,208
Loss	-	-	-	-	-

Totals	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2015
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$142,560,320	$29,434,236	$9,785,619	$6,428,765	$188,208,940
Special mention	1,862,059	147,375	95,665	-	2,105,099
Substandard	2,221,619	1,830,826	-	-	4,052,445
Doubtful	-	-	354,208	-	354,208
Loss	-	-	-	-	-

Totals	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2014
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$126,864,801	$32,382,072	$8,577,548	$4,816,230	$172,640,651
Special mention	571,294	85,528	-	-	656,823
Substandard	2,512,377	491,780	16,795	-	3,020,953
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Totals	$129,948,473	$32,959,380	$8,594,344	$4,816,230	$176,318,427

Schedule of recorded investment and unpaid principal balances, net of charge-offs for impaired loans with the associated allowance amount
	As of March 31, 2016
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,048,451	1,048,451	-	1,395,991
Commercial and industrial	304,144	304,144	-	380,998
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,048,451	1,048,451	-	1,395,991
Commercial and industrial	304,144	304,144	-	380,998
Consumer and other	-	-	-	-

	As of December 31, 2015
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

	As of December 31, 2015
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

	As of December 31, 2014
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$1,099,680	$1,099,680	$-	$1,103,367
One- to four-family residential real estate	181,284	181,284	-	186,279
Commercial and industrial	16,795	16,795	-	16,795
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$1,099,680	$1,099,680	$-	$1,103,367
One- to four-family residential real estate	181,284	181,284	-	186,279
Commercial and industrial	16,795	16,795	-	16,795
Consumer and other	-	-	-	-

Schedule of total troubled debt restructurings by class
	Number of Modifications	Recorded Investment Pre-Modification	Recorded Investment Post-Modification	Principal Net of Charge-offs

December 31, 2014
Commercial real estate	3	$1,016,728	$1,137,660	$963,844
One- to four-family residential real estate	-	-	-	-
Commercial and industrial	1	99,040	113,053	16,795
Consumer and other	-	-	-	-

Totals	4	$1,115,768	$1,250,712	$980,639